DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
Accounts payable		$ 82,795	$ 82,795
Revenue	$ 0	$ 0	$ 0